Revenues by Product Lines (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Products and Licenses Revenues | Product Concentration Risk | Other
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	10.00%